Capital - Schedule of Classes of Share Capital (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Beginning balance		$ 308,846	$ 355,471	$ 450,272
Balance at beginning of year		42,780,186	42,465,669	42,430,069
Capital increase by issuance of common shares		2,415,630		35,600
Exercise of share warrants, employee warrants and stock options		288,494	314,517
Transaction costs	[1]	$ (2,316)
Balance at end of year		$ 236,474	$ 308,846	$ 355,471
Balance at end of year		45,484,310	42,780,186	42,465,669
Nominal value		$ 0.05	$ 0.05	$ 0.05
Premiums Related to Share Capital [member]
Disclosure of classes of share capital [line items]
Beginning balance		$ 872,134	$ 851,700	$ 828,525
Capital Increase		46,811
Exercise of share warrants, employee warrants and stock options		5,597	6,101
Non-cash stock based compensation expense		12,497	14,365	23,173
Transaction costs	[1]	(2,316)
Other movements		(27)	(32)	2
Balance at end of year		934,696	872,134	851,700
Share Capital Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Beginning balance		2,785	2,767	2,765
Capital Increase		143		2
Exercise of share warrants, employee warrants and stock options		17	18	0
Balance at end of year		$ 2,945	$ 2,785	$ 2,767

[1]	These costs correspond to the issuance costs related to Cellectis’ At-The-Market (“ATM”) financing program and were recorded as a reduction of share premium.